Revenue Recognition - Additional Information (Detail) $ in Millions	Dec. 31, 2022 USD ($)
Disaggregation of Revenue [Line Items]
Transaction price allocated to remaining performance obligations	$ 9.7
Remainder Of Two Thousand And Twenty Three [Member]
Disaggregation of Revenue [Line Items]
Transaction price allocated to remaining performance obligations	7.9
2024[Member]
Disaggregation of Revenue [Line Items]
Transaction price allocated to remaining performance obligations	$ 1.8